ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Accrued agency commissions	424,355	417,843	69,023
Accrued bonuses and individual income taxes	153,487	185,674	30,671
Accrued bandwidth and server hosting expenses	139,698	140,173	23,155
Tax and surcharges payable	119,268	84,317	13,928
Accrued channel distribution fee	37,073	64,084	10,586
Accrued advertising and promotion expenses	17,800	47,427	7,834
Accrued professional fees	16,398	2,232	369
Payable to employees for exercise of stock options and RSUs exercise	8,782	47,603	7,863
Litigation accrual (Note 15)	5,574	6,469	1,069
Deferred government grants	6,900	700	116
Unrecognized tax benefit	9,662	16,695	2,758
Accrued video production fee	9,802	55,148	9,110
Others	32,554	55,977	9,247

	981,353	1,124,342	185,729